EMPLOYEE BENEFIT PLANS - Expense for Defined Contribution Plans Aside from ESOP Plans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Multi-employer plan expense	$ 3.3	$ 3.3	$ 3.0
Other defined contribution plan expense	$ 14.6	$ 16.2	$ 9.9